Patents and other intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule Of Intangible Assets

$
Cost
As at January 1, 2023	-
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
As at December 31, 2024	9,020,813

Accumulated impairment
As at January 1, 2023	-
Charge for the year	-
As at December 31, 2023	-
Charge for the year	9,020,813
As at December 31, 2024	9,020,813

Net book value:
As at December 31, 2023	9,020,813
As at December 31, 2024	-

	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2023	899,413	92,096	991,509
Additions during the period	90,978	291,410	382,388
As at December 31, 2023	990,391	383,506	1,373,897

Accumulated amortization
As at January 1, 2023	(296,546)	-	(296,546)
Charge	(78,742)	(84,405)	(163,147)
As at December 31, 2023	(375,288)	(84,405)	(459,693)

Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions during the period	157,607	-	157,607
As at December 31, 2024	1,147,998	383,506	1,531,504

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge	(98,374)	(83,617)	(181,991)
As at December 31, 2024	(473,662)	(168,022)	(641,684)

Net book value
As at December 31, 2023	615,103	299,101	914,204
As at December 31, 2024	674,336	215,484	889,820